Cost Of Sales (Tables)	12 Months Ended
Dec. 31, 2021
TextBlock1Abstract [Abstract]
Schedule of Cost of Sales
The detail of consolidated cost of sales by nature for the years 2021, 2020 and 2019 is as follows:

	2021	2020	2019

Raw materials and goods for resale	$4,875	4,108	4,213
Payroll	1,498	1,372	1,413
Electricity, fuels and other services	1,174	1,052	1,180
Depreciation and amortization	936	915	859
Maintenance, repairs and supplies	722	648	738
Transportation costs	573	352	336
Change in inventory	(911)	(712)	(967)
Other production costs	1,008	957	942

	$9,875	8,692	8,714